DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
DEBT

7 - DEBT

Equipment Lease Financing

In December 2015, the Company and Fountain Leasing 2013 LP (“Fountain”) entered into a master lease agreement and related transaction documents, pursuant to which Fountain provided the Company with $506,944 for the purchase of research and development lab equipment (the “Fountain Lease”). Fountain’s security under the Fountain Lease is the equipment purchased and a security deposit in the amount of $101,389. The initial term of the Fountain Lease is 36 months, with payments of $21,545 per month for the first 24 months and then $1,267 for the 12 months thereafter. Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083. In addition, the Company also has the option to extend the Fountain Lease for an additional 12 month period at a rate of $8,872 per month with the right at the end of such extension term to purchase the equipment for fair value or to return the equipment to Fountain. The Fountain Lease has a lease rate factor of 4.25% per month for the first 24 months and 0.25% for the final 12 months of the initial term.

The Company has recorded current equipment lease financing of $248,794 and long-term equipment lease financing of $78,822 as of September 30, 2016. The Company has recorded current equipment lease financing of $240,473 and long-term equipment lease financing of $266,471 as of December 31, 2015. The equipment has been included in property and equipment on the Company’s unaudited condensed consolidated balance sheets.

Future payments on the equipment lease financing are as follows:

For the twelve months ended September 30,	Amount
2017	$258,541
2018	76,042
2019	3,802
Total equipment lease financing payments	$338,385

As of September 30, 2016	Amount
Current equipment lease financing payments	$258,541
Less: Amount representing interest	(9,747)
Current equipment lease financing, net	$248,794
Long-term equipment lease financing payments	$79,844
Less: Amount representing interest	(1,022)
Long-term equipment lease financing, net	$78,822

Promissory Notes

On July 29, 2016 (the “Closing Date”), the Company entered into a Subscription Agreement (the “Subscription Agreement”) with certain accredited investors (the “Buyers”), pursuant to which the Buyers purchased the Company’s 12% Senior Secured Promissory Notes (the “Notes”) in the aggregate principal amount of $3,038,256 (before deducting placement agent fees and expenses of $385,337), which includes $38,256 pursuant to an over-allotment option (the “Note Offering”). The Company incurred additional legal fees of $122,512 associated with the Notes. The Company is using the net proceeds from this Note Offering for working capital and general corporate purposes.

The Notes have an aggregate principal balance of $3,038,256, and a stated maturity date of 12 months from the date of issuance. The principal on the Notes bears interest at a rate of 12% per annum, payable monthly commencing on September 1, 2016. Interest is payable in shares (the “Repayment Shares”) of the Company’s common stock; provided, however, that interest will not be calculated or accrued in a manner that triggers anti-dilution adjustment on the PPO Warrants. In the event that on an interest payment date, the PPO Warrants’ anti-dilution provision would be triggered by the payment of interest in shares of the Company’s common stock, interest payments on the Notes may be paid in cash. The Notes will rank senior to all existing indebtedness of the Company, except as otherwise set forth in the Notes.

The maturity date of the outstanding principal amount of the Notes, together with accrued and unpaid interest due thereon, will accelerate to the date (on or after September 1, 2016) on which the Company completes and closes certain financing transactions that achieve minimum thresholds, as specified in the Notes. In such specified transactions, the Notes will convert at a valuation per share equal to 50% of the price per share of securities sold in that financing transaction. In addition, in the event of a sale of the Company during the term of the Notes, noteholders will be entitled to receive 1.5x of the principal amount of the Notes plus accrued interest, paid in either cash or securities of acquiring entity at the acquiring entity’s discretion.

The Company’s obligations under the Notes are secured, pursuant to the terms of an Intellectual Property Security Agreement (the “Security Agreement”), dated as of the Closing Date, among the Company, Enumeral, the Buyers and the collateral agent for the Buyers named therein, by a first priority security interest in all now owned or hereafter acquired intellectual property of the Company and Enumeral, except to the extent such intellectual property cannot be assigned or the creation of a security interest would be prohibited by applicable law or contract.

As part of the issuance of the Notes, the Company incurred $507,849 of transaction costs, which are recorded as a reduction of the promissory notes on the unaudited condensed consolidated balance sheet as of September 30, 2016. These transaction costs are being accreted to interest expense over the term of the Notes. Interest expense associated with these transaction costs of $84,642 was accreted during the three months ended September 30, 2016. As of September 30, 2016 the remaining transaction costs of $423,207 were recorded as a reduction to the promissory notes on the unaudited condensed consolidated balance sheet.

7 – DEBT

Square 1 Financing and Security Agreement

In December 2011, Enumeral entered into a $1.79 million venture debt financing with Square 1 Bank (as subsequently amended, the “Square 1 Financing”), pursuant to which Enumeral was required to comply with certain covenants on an annual basis. Enumeral was required to meet a maximum cash burn or liquidity ratio as indicated in the term loan agreement. In February 2014, Enumeral revised the terms of its Loan and Security Agreement with Square 1 Bank, whereby Enumeral agreed to complete an equity financing for gross cash proceeds of $2.0 million by March 31, 2014 and $4.0 million by June 30, 2014. Additionally, beginning on the date that Enumeral completed an equity financing for gross cash proceeds of $2.0 million, a monthly minimum unrestricted cash balance was required based upon three times the trailing three month cash burn.

In June 2014, Enumeral further revised the terms of its Loan and Security Agreement with Square 1 Bank, whereby Enumeral extended its deadline to complete an equity financing for gross cash proceeds of $4.0 million to August 1, 2014. Additionally, Enumeral amended its minimum cash requirement beginning June 26, 2014 through August 1, 2014, pursuant to which Enumeral was required to maintain a minimum of $300,000 in unrestricted cash.

In August 2014, Enumeral fully repaid this loan.

In connection with the Square 1 Financing, Enumeral issued warrants to purchase an aggregate of 41,659 shares of Enumeral Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger, as further described in Note 11 below.

Convertible Promissory Notes

In February 2014, Enumeral raised $750,000 by issuing convertible promissory notes at 12% interest per annum. The maturity date was July 2015. The holders of these notes had the right to convert the notes into shares of common stock at a premerger conversion price of $0.27 per share. In July 2014, the principal of $750,000 and accrued interest of $41,500, offset by $103,846 of debt discount, related to these notes were converted into 3,230,869 shares of common stock (see Note 10). If prior to maturity or conversion, Enumeral consummated a liquidation event as defined, at the election of the holder, (a) Enumeral would have been required to pay the holders an amount equal to the sum of three times the total principal amount then outstanding under these notes, plus all accrued and unpaid interest due, (b) the outstanding principal of the notes would have automatically converted into shares of Enumeral’s Series A-2 Preferred Stock at the closing of the liquidation event at the Series A-2 Original Issue Price, and (c) the outstanding principal of the notes would have automatically converted into shares of Enumeral’s common stock at the closing of the liquidation event at a price per share of $0.27.

Enumeral allocated proceeds to the convertible notes and the warrants based upon the relative fair value on the issuance date which resulted in a $140,779 debt discount on the convertible promissory notes and $140,779 allocated to the warrants, recorded in equity. The allocation of proceeds to the warrants gave rise to a beneficial conversion feature which was recorded at the intrinsic value ($140,779) calculated as the difference between the adjusted conversion price of approximately $0.22 and the estimated fair value of Enumeral’s common stock of $0.27. For the year ended December 31, 2014, the Company recorded $177,712 to interest expense as it relates to the beneficial conversion feature and debt discount associated with warrants.

Equipment Lease Financing

In December 2015, the Company and Fountain Leasing 2013 LP (“Fountain”) entered into a master lease agreement and related transaction documents, pursuant to which Fountain provided the Company with $506,944 for the purchase of research and development lab equipment (the “Fountain Lease”). Fountain’s security under the Fountain Lease is the equipment purchased and a security deposit in the amount of $101,389. The initial term of the Fountain Lease is 36 months, with payments of $21,545 per month for the first 24 months and then $1,267 for the 12 months thereafter. Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083. In addition, the Company also has the option to extend the Fountain Lease for an additional 12 month period at a rate of $8,872 per month with the right at the end of such extension term to purchase the equipment for fair value or to return the equipment to Fountain. The Fountain Lease has a lease rate factor of 4.25% per month for the first 24 months and 0.25% for the final 12 months of the initial term.

The company has recorded current equipment lease financing of $240,473 and long-term equipment lease financing of $266,471 at December 31, 2015. The equipment has been included in property and equipment on the Company’s consolidated balance sheet.

Future principal payments on the $506,944 equipment lease financing are as follows:

December 31, 2015
2016	258,541
2017	258,542
2018	15,208
Total equipment lease financing payments	532,291
Current equipment lease financing	258,541
Less: Amount representing interest	(18,068)
Current equipment lease financing, net	240,473
Long-term equipment lease financing	273,750
Less: Amount representing interest	(7,279)
Equipment lease financing, less current portion, net	$266,471